S000053878 [Member] Investment Objectives and Goals - S000053878 [Member]	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of Columbia International Equity Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia International Equity Income ETF (the Fund) seeks total return, consisting of current income and capital appreciation.